Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Common stocks: 98.86%
Communication services: 13.65%
Entertainment: 1.67%
Live Nation Entertainment Incorporated †	369,677	$ 37,392,829
Roku Incorporated †	73,237	22,329,961
		59,722,790
Interactive media & services: 11.98%
Alphabet Incorporated Class A †	87,624	259,447,654
Alphabet Incorporated Class C †	17,223	51,073,256
Bumble Incorporated Class A †	262,054	13,763,076
Facebook Incorporated Class A †	112,598	36,433,335
Snap Incorporated Class A †	676,617	35,576,522
ZoomInfo Technologies Incorporated †	482,673	32,445,279
		428,739,122
Consumer discretionary: 17.04%
Auto components: 0.40%
Aptiv plc †	82,300	14,228,847
Diversified consumer services: 0.36%
Chegg Incorporated †	216,524	12,870,187
Hotels, restaurants & leisure: 1.42%
Airbnb Incorporated Class A †	186,891	31,894,818
Chipotle Mexican Grill Incorporated †	10,711	19,055,190
		50,950,008
Internet & direct marketing retail: 6.73%
Amazon.com Incorporated †	65,108	219,572,172
MercadoLibre Incorporated †	14,300	21,178,586
		240,750,758
Leisure products: 0.73%
YETI Holdings Incorporated †	264,551	26,013,300
Specialty retail: 3.28%
Five Below Incorporated †	87,910	17,344,643
Floor & Decor Holdings Incorporated Class A †	371,760	50,529,619
Petco Health & Wellness Company †«	313,713	7,758,122
RH †	63,155	41,658,933
		117,291,317
Textiles, apparel & luxury goods: 4.12%
Crocs Incorporated †	102,000	16,467,900
Deckers Outdoor Corporation †	136,749	54,058,247
lululemon athletica Incorporated †	164,819	76,807,302
		147,333,449
Financials: 5.78%
Capital markets: 5.78%
LPL Financial Holdings Incorporated	345,685	56,699,254
MarketAxess Holdings Incorporated	87,150	35,615,591
See accompanying notes to portfolio of investments

Allspring Premier Large Company Growth Fund  |  1

Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Capital markets (continued)
MSCI Incorporated	52,572	$ 34,954,071
The Charles Schwab Corporation	324,900	26,651,547
Tradeweb Markets Incorporated Class A	595,236	53,035,528
		206,955,991
Health care: 14.24%
Biotechnology: 3.44%
Biohaven Pharmaceutical Holding Company †	217,250	30,919,020
Horizon Therapeutics plc †	425,256	50,992,447
Natera Incorporated †	359,028	41,133,838
		123,045,305
Health care equipment & supplies: 4.89%
Abbott Laboratories	207,992	26,808,089
Boston Scientific Corporation †	522,364	22,529,559
Edwards Lifesciences Corporation †	446,323	53,478,422
IDEXX Laboratories Incorporated †	29,900	19,917,586
Insulet Corporation †	168,488	52,234,650
		174,968,306
Health care technology: 1.16%
Veeva Systems Incorporated Class A †	130,661	41,420,844
Life sciences tools & services: 3.04%
Bio-Techne Corporation	84,320	44,154,168
Maravai LifeSciences Holdings Class A †	224,200	9,481,418
Repligen Corporation †	189,552	55,064,856
		108,700,442
Pharmaceuticals: 1.71%
Zoetis Incorporated	283,020	61,188,924
Industrials: 7.01%
Aerospace & defense: 0.70%
HEICO Corporation	178,953	24,944,259
Building products: 2.38%
Advanced Drainage Systems Incorporated	259,441	29,264,945
Johnson Controls International plc	389,000	28,540,930
The AZEK Company Incorporated †	741,250	27,196,463
		85,002,338
Commercial services & supplies: 0.99%
Copart Incorporated †	228,261	35,446,651
Electrical equipment: 2.11%
Generac Holdings Incorporated †	151,715	75,639,030
Road & rail: 0.83%
TFI International Incorporated	266,846	29,574,542
Information technology: 39.08%
IT services: 10.11%
Cloudflare Incorporated Class A †	333,750	64,987,800
See accompanying notes to portfolio of investments

2  |  Allspring Premier Large Company Growth Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
IT services (continued)
MasterCard Incorporated Class A	160,055	$ 53,701,654
MongoDB Incorporated †	110,965	57,844,945
PayPal Holdings Incorporated †	182,154	42,367,199
Shopify Incorporated Class A †	27,280	40,012,394
Square Incorporated Class A †	193,320	49,199,940
Twilio Incorporated Class A †	41,412	12,065,800
Visa Incorporated Class A	195,022	41,299,809
		361,479,541
Semiconductors & semiconductor equipment: 6.42%
Allegro MicroSystems Incorporated †	708,665	23,641,063
ASML Holding NV	30,511	24,801,782
Enphase Energy Incorporated †	110,568	25,610,866
Microchip Technology Incorporated	526,866	39,035,502
Monolithic Power Systems Incorporated	129,381	67,984,540
NXP Semiconductors NV	200,832	40,339,116
Texas Instruments Incorporated	44,410	8,325,987
		229,738,856
Software: 22.40%
Atlassian Corporation plc Class A †	102,355	46,891,896
Avalara Incorporated †	172,866	31,053,648
Bill.com Holdings Incorporated †	81,700	24,045,127
Crowdstrike Holdings Incorporated Class A †	100,317	28,269,331
Dynatrace Incorporated †	912,857	68,464,275
Elastic NV †	123,500	21,428,485
Five9 Incorporated †	87,400	13,810,074
HubSpot Incorporated †	84,392	68,376,930
Microsoft Corporation	1,122,627	372,285,566
Procore Technologies Incorporated †«	19,041	1,741,299
ServiceNow Incorporated †	93,720	65,394,067
Unity Software Incorporated †	183,166	27,714,847
Zendesk Incorporated †	312,059	31,767,606
		801,243,151
Technology hardware, storage & peripherals: 0.15%
Apple Incorporated	35,806	5,363,739
Materials: 2.06%
Chemicals: 2.06%
Linde plc	231,143	73,780,846
Total Common stocks (Cost $1,694,194,841)		3,536,392,543

See accompanying notes to portfolio of investments

Allspring Premier Large Company Growth Fund  |  3

Portfolio of investments—October 31, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.73%
Investment companies: 1.73%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	54,387,289	$ 54,387,289
Securities Lending Cash Investments LLC ♠∩∞		0.03	7,386,275	7,386,275
Total Short-term investments (Cost $61,773,564)				61,773,564
Total investments in securities (Cost $1,755,968,405)	100.59%			3,598,166,107
Other assets and liabilities, net	(0.59)			(21,039,137)
Total net assets	100.00%			$3,577,126,970

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$10,064,030	$208,357,673	$(164,034,414)	$0	$0	$54,387,289	54,387,289	$779
Securities Lending Cash Investments LLC	19,959,385	6,364,995	(18,938,105)	0	0	7,386,275	7,386,275	507#
				$0	$0	$61,773,564		$1,286

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Allspring Premier Large Company Growth Fund

Notes to portfolio of investments—October 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Allspring Premier Large Company Growth Fund  |  5

Notes to portfolio of investments—October 31, 2021 (unaudited)

Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$488,461,912	$0	$0	$488,461,912
Consumer discretionary	609,437,866	0	0	609,437,866
Financials	206,955,991	0	0	206,955,991
Health care	509,323,821	0	0	509,323,821
Industrials	250,606,820	0	0	250,606,820
Information technology	1,397,825,287	0	0	1,397,825,287
Materials	73,780,846	0	0	73,780,846
Short-term investments
Investment companies	61,773,564	0	0	61,773,564
Total assets	$3,598,166,107	$0	$0	$3,598,166,107
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended October 31, 2021, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring Premier Large Company Growth Fund